RECURRING FAIR VALUE MEASUREMENTS - Company's assets that are measured at fair value on a recurring basis (Details) - CIK 0001841024 L Catterton Asia Acquisition Corp - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Assets:
U.S. Money Market held in Trust Account	$ 234,734,447	$ 290,664,460
Liabilities:
Warrants Liability	5,805,860	601,483
Recurring
Assets:
U.S. Money Market held in Trust Account	234,734,447	290,664,460
Liabilities:
Warrants Liability	5,805,860	601,483
Recurring | Public Warrants Liability
Liabilities:
Warrants Liability	2,129,715	382,012
Recurring | Private Placement Warrants Liability
Liabilities:
Warrants Liability	3,676,145	219,471
Level 1
Assets:
U.S. Money Market held in Trust Account	234,734,447
Liabilities:
Warrants Liability	2,129,715
Level 1 | Public Warrants Liability
Liabilities:
Warrants Liability	2,129,715
Level 1 | Recurring
Assets:
U.S. Money Market held in Trust Account		290,664,460
Liabilities:
Warrants Liability		382,012
Level 1 | Recurring | Public Warrants Liability
Liabilities:
Warrants Liability		382,012
Level 3
Liabilities:
Warrants Liability	3,676,145
Level 3 | Private Placement Warrants Liability
Liabilities:
Warrants Liability	$ 3,676,145
Level 3 | Recurring
Liabilities:
Warrants Liability		219,471
Level 3 | Recurring | Private Placement Warrants Liability
Liabilities:
Warrants Liability		$ 219,471